LOANS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [Abstract]
LOANS [Text Block]

12. Loans

In August 2022, the Company received a loan from Equity Banque Commerciale du Congo SA in the amount of $300,000 repayable on demand. As at December 31, 2024, the balance of the principal amount of $nil (year ended December 31, 2023 - $119,958) was due to the bank. The loan is unsecured and bears interest rate of 18% per annum. During the year ended December 31, 2023, interest of $27,827 was accrued on the loan and was capitalized to exploration and evaluation assets (December 31, 2023 - $39,297).

In May 2020, the Company received a $29,352 (Cdn$40,000) line of credit ("CEBA LOC") with Toronto-Dominion Bank under the Canada Emergency Business Account ("CEBA") program funded by the Government of Canada. The CEBA LOC is non-interest bearing, can be repaid at any time without penalty.

The Company recorded the CEBA LOC upon initial recognition at its fair value of $24,146 (Cdn$32,906) using an effective interest rate of 3.45%. The difference of $5,206 (Cdn$7,094) between the fair value and the total amount of CEBA LOC received has been recorded as a fair value gain on loans advanced in the consolidated statement of loss and comprehensive loss. During the year ended December 31, 2024, the CEBA LOC was repaid and interest of $nil has been accreted on the CEBA LOC and is included within "interest and bank expenses" in the consolidated statement of loss and comprehensive loss (years ended December 31, 2023 and 2022: $2,783 and $970, respectively).